Related Party Transactions	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012
Related Party Transactions [Text Block]
Note 6	Related Party Transactions

The following amounts have been donated to the Company by the directors:

					January 23, 2004
	Three months ended June 30,		Nine months ended June 30,		(Date of Inception)
	2013	2012	2013	2012	to June 30, 2013

Management fees	$-	$-	$-	$-	$14,625
Rent	-	-	-	-	3,750
Debt forgiven by directors	-	-	-	-	33,666
	$-	$-	$-	$-	$52,041

During the three and nine months ended June 30, 2013, the Company was charged consulting fees totaling $Nil and $81,072, respectively (2012: $67,500 and $217,170, respectively) by directors and officers of the Company (2012: by directors, officers and a significant shareholder of the Company).

As at June 30, 2013, included in accounts payable and accrued liabilities is $33,129 (September 30, 2012: $127,452) owing to directors and officers of the Company , a former director and officer of the Company, and to a company controlled by a director and officer of the Company.

Note 7	Related Party Transactions

The following amounts have been donated to the Company by the directors:

	Years ended		January 23, 2004
	September 30,		(Date of Inception)
	2012	2011	to September 30, 2012

Management fees	$-	$-	$14,625
Rent	-	-	3,750
Debt forgiven by directors	-	-	33,666
	$-	$-	$52,041

During the year ended September 30, 2012, the Company was charged consulting fees totaling $479,434 (2011: $674,917) by directors, officers and a significant shareholder of the Company. As at September 30, 2012, included in accounts payable and accrued liabilities is $127,452 (2011: $20,833) owing to directors and officers of the Company and a former director and officer of the Company.